Right -of-use assets - Amounts recognised in profit and loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Right -of-use assets
Depreciation expense on right-of-use asset	$ (34)	$ (37)
Interest expense on lease liabilities	$ (6)	$ (10)